Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	33.15%	19.92%	4.11%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	39.15%	20.39%	3.93%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	41.29%	21.33%	4.73%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	40.15%	20.39%	3.93%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	41.62%	21.61%	4.98%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	33.89%	15.77%	13.35%
Alerian MLP Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent	31.13%	19.23%	3.84%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	33.89%	15.77%	13.35%
Alerian MLP Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent	31.13%	19.23%	3.84%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	33.89%	15.77%	13.35%
Alerian MLP Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent	31.13%	19.23%	3.84%